SIGNIFICANT ACCOUNTING POLICIES (Comprehensive Income (Loss) Components) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Foreign currency translation differences	$ 547	$ 468	$ 443